UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act

File number 811-6027

KAVILCO INCORPORATED

(Exact name of registrant as specified in charter)

600 UNIVERSITY STREET, SUITE 3010

SEATTLE, WASHINGTON 98101-1129

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: (206) 624-6166

Date of fiscal year end: December 31, 2013

Date of reporting period: July 1, 2012-June 30, 2013

ITEM 1: PROXY VOTING RECORD

Description	Mgmt. Recom.	Vote Cast	Sponsor
Issuer: AT&T Inc. Ticker: T CUSSIP: 00206R-102 Meeting Date: 4/26/2013 Record Date: 2/27/2013
Election of Directors	For, all directors	For, all directors	Mgmt
Ratification of appointment of independent auditors.	For	For	Mgmt
Advisory approval of executive compensation.	For	For	Mgmt
Approve stock purchase and deferral plan.	For	For	Mgmt
Political contributions report.	Against	Against	Shldr
Lead batteries report.	Against	Against	Shldr
Compensation packages	Against	Against	Shldr
Independent board chairman	Against	Against	Shldr
Issuer: Atmos Energy Corporation Ticker: ATO CUSSIP: 049560-105 Meeting Date: 02/13/2013 Record Date: 12/17/2012
Election of Directors	For, all directors	For, all directors	Mgmt
Proposal to amend the company’s annual incentive plan for management	For	For	Mgmt
Ratify the appointment independent Auditors	For	For	Mgmt
Advisory vote by shareholders to approve the compensation of the company’s named executive	For	For	Mgmt
Issuer: Avalonbay Communities, Inc. Ticker: AVB CUSSIP: 053484-101 Meeting Date: 5/22/2013 Record Date: 3/8/2013
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment independent Auditors	For	For	Mgmt

To adopt a resolution approving, on a non-binding advisory basis, the compensation paid to the company’s named executive officers, as disclosed pursuant to item 402 of regulation S-K, including the compensation discussion and analysis, compensation tables and narrative discussion set forth in the proxy statement.

	For	For	Mgmt

To approve an amendment to the company’s amended and restated articles of amendment, as amended, to increase the number of authorized shares of the company’s common stock, par value $.01 per share, by 140 million shares.

	Against	Against	Shldr
Issuer: Avista Corp. Ticker: AVA CUSSIP: 05379B-107 Meeting Date: 5/10/2012 Record Date: 3/9/2012
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment independent auditors.	For	For	Mgmt
Amendment of the Company’s restated articles of incorporation to reduce certain shareholder approval requirements.	For	For	Mgmt
Advisory (non-binding) vote to approve executive compensation.	For	For	Mgmt
Issuer: Breitburn Energy Partners L.P. Ticker: BBEP CUSSIP: 106776-107 Meeting Date: 06/19/13 Record Date: 04/25/2013
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment independent auditors.	For	For	Mgmt

Issuer: Bristol-Myers Squibb Company Ticker: BMY CUSSIP: 110122-108 Meeting Date: 05/07/13 Record Date: 03/14/13
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment of independent auditors.	For	For	Mgmt
Advisory vote to approve the compensation of our named executive officers	For	For	Mgmt
Issuer: Buckeye Partners, L.P. Ticker: BPL CUSSIP: 118230-101 Meeting Date: 6/4/2013 Record Date: 4/9/2013
Election of Directors	For, all directors	For, all directors	Mgmt
The approval of the Buckeye Partners, L.P. 2013 long-term incentive plan.	For	For	Mgmt
Ratify the appointment of independent auditors.	For	For	Mgmt
Issuer: Centurylink, Inc. Ticker: CTL CUSSIP: 156700-106 Meeting Date: 5/22/2013 Record Date: 4/3/2013
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment independent auditors.	For	For	Mgmt
Advisory vote regarding our executive compensation.	For	For	Mgmt
Shareholder proposal regarding our executive compensation.	Against	Against	Shldr
Shareholder proposal regarding bonus deferrals.	Against	Against	Shldr
Shareholder proposal regarding proxy access.	Against	Against	Shldr
Shareholder proposal regarding confidential voting.	Against	Against	Shldr
Issuer: Consolidated Communications Hldgs, Inc. Ticker: CNSL CUSSIP: 209034-107 Meeting Date: 5/07/2013 Record Date: 3/15/2013
Election of Director	For, all directors	For, all directors	Mgmt
Ratify the appointment independent auditors.	For	For	Mgmt
Issuer: Consolidated Edison, Inc. Ticker: ED CUSSIP: 209115-104 Meeting Date: 5/20/2013 Record Date: 3/25/2013
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment of independent auditors.	For	For	Mgmt
Advisory vote to approve named executive officer compensation.	For	For	Mgmt
End practice of benchmarking the CEO’s total compensation to that of CEO’s of peer companies	Against	Against	Shldr

Issuer: Diamond Offshore Drilling, Inc. Ticker: DO CUSSIP: 25271C-102 Meeting Date: 5/15/2013 Record Date: 3/25/2013
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment of independent auditors.	For	For	Mgmt
To approve, on an advisory basis, executive compensation.	For	For	Mgmt
Issuer: Digital Realty Trust, Inc. Ticker: DLR CUSSIP: 253868-103 Meeting Date: 5/01/2013 Record Date: 3/08/2013
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment of independent auditors.	For	For	Mgmt
The approval, on a non-binding advisory basis, of the compensation of the company’s named executive officers.	For	For	Mgmt
Issuer: Duke Energy Corporation Ticker: DUK CUSSIP: 26441C-204 Meeting Date: 5/02/2013 Record Date: 3/05/2013
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment of independent auditors.	For	For	Mgmt
Advisory vote to approve named executive officer compensation.	For	For	Mgmt
Approval of the amended Duke Energy Corporation Executive short term incentive plan.	For	For	Mgmt
Shareholder proposal regarding shareholder action by written consent.	Against	Against	Shldr
Shareholder proposal regarding an amendment to our organizational documents to require majority voting for the election of directors.	Against	Against	Shldr
Issuer: E.I. Du Pont De Nemours and Company Ticker: DD CUSSIP: 263534-109 Meeting Date: 04/24/2013 Record Date: 02/27/2013
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment of independent auditors.	For	For	Mgmt
To approve, by advisory vote, executive compensation	For	For	Mgmt
On independent board chair	Against	Against	Shldr
On lobbying report	Against	Against	Shldr
On genetically engineered seed	Against	Against	Shldr
On Executive compensation report	Against	Against	Shldr
Issuer: Eli Lilly and Company Ticker: LLY CUSSIP: 29364G-103 Meeting Date: 05/03/2013 Record Date: 03/05/2013
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment of independent auditors.	For	For	Mgmt
Advisory vote to approve named executive officer compensation.	For	For	Mgmt
Shareholder proposal regarding lobbying disclosure.	Against	Against	Shldr
Shareholder proposal regarding nuclear fuel.	Against	Against	Shldr
Issuer: Exelon Corporation Ticker: EXC CUSSIP: 30161N-101 Meeting Date: 04/23/2013 Record Date: 03/01/2013
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment of independent auditors.	For	For	Mgmt
Advisory vote to approve executive compensation.	For	For	Mgmt
Approve amended & restated employee stock purchase plan.	For	For	Mgmt
Issuer: Firstenergy Corp. Ticker: FE CUSSIP: 337932-107 Meeting Date: 05/21/2013 Record Date: 3/22/2013
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment of independent auditors.	For	For	Mgmt
Advisory vote to approve named executive officer compensation.	For	For	Mgmt
An amendment to the company’s amended articles of incorporation and amended code of regulations to allow for a majority voting power threshold.	For	For	Mgmt
Shareholder proposal: CEO compensation benchmarking.	Against	Against	Shldr
Shareholder proposal: retirement benefits	Against	Against	Shldr
Shareholder proposal: Equity retention	Against	Against	Shldr
Shareholder proposal: Director election majority vote standard.	Against	Against	Shldr
Shareholder proposal: Act by written consent.	Against	Against	Shldr
Issuer: Frontier Communications Corp. Ticker: FTR CUSSIP: 35906A-108 Meeting Date: 5/8/2013 Record Date: 3/12/2013
Election of Directors	For, all directors	For, all directors	Mgmt
To consider and vote upon an advisory proposal to approve executive compensation.	For	For	Mgmt
To adopt the 2013 Frontier bonus plan.	For	For	Mgmt
To adopt the 2013 equity incentive plan.	For	For	Mgmt
To consider and vote upon a stockholder proposal regarding independent chairman, if presented at the meeting.	Against	Against	Shldr
Ratify the appointment independent auditors.	For	For	Mgmt
Issuer: General Electric Company Ticker: GE CUSSIP: 369604-103 Meeting Date: 04/24/2013 Record Date: 02/25/2013
Election of Directors	For, all directors	For, all directors	Mgmt
Advisory approval of our named executives’ compensation.
Ratify the appointment of independent auditors.	For	For	Mgmt
Cessation of all stock options and bonuses	Against	Against	Shldr
Director term limits	Against	Against	Shldr
Independent chairman	Against	Against	Shldr
Right to act by written consent	Against	Against	Shldr
Executives to retain significant stock	Against	Against	Shldr
Multiple candidate elections	Against	Against	Shldr
Issuer: Healthcare Realty Trust Incorporated Ticker: HR CUSSIP: 421946-104 Meeting Date: 5/14/2013 Record Date: 3/14/2013
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment independent auditors.	For	For	Mgmt

To approve the following resolution: Resolved, that the shareholders of Healthcare Realty Trust Incorporated approve, on a non-binding advisory basis, the compensation of the named executive officers as disclosed pursuant to item 402 of regulation S-K in the company’s proxy statement of the 2013 annual meeting of shareholders.

	For	For	Mgmt
Issuer: Hospitality Properties Trust Ticker: HPT CUSSIP: 44106M-102 Meeting Date: 5/15/2013 Record Date: 2/19/2013
Election of Directors	For, all directors	For, all directors	Mgmt
To approve a nonbinding advisory resolution on our executive compensation.	For	For	Mgmt
Ratify the appointment independent auditors.	For	For	Mgmt
To consider and vote upon a shareholder proposal if properly presented at the meeting.	Against	Against	Mgmt
To consider and vote upon a shareholder proposal if properly presented at the meeting.	Against	Against	Mgmt
Issuer: Johnson & Johnson Ticker: JNJ CUSSIP: 178160-104 Meeting Date: 4/25/2013 Record Date: 2/26/2013
Election of Directors	For, all directors	For, all directors	Mgmt
Advisory vote to approve named executive officer compensation.	For	For	Mgmt
Ratify the appointment independent auditors.	For	For	Mgmt
Shareholder proposal-executives to retain significant stock.	Against	Against	Shldr
Shareholder proposal on political contributions and corporate values.	Against	Against	Shldr
Shareholder proposal on independent board chairman.	Against	Against	Shldr
Issuer: Kraft Foods Inc. Ticker: KFT CUSSIP: 50075N-104 Meeting Date: 5/22/2013 Record Date: 3/15/2013
Election of Directors	For, all directors	For, all directors	Mgmt
Advisory vote on the frequency of an executive compensation vote.	For 1 Year	For 1 Year	Mgmt
Approval of the material terms for performance-based awards under the Kraft Foods Group, Inc. 2012 performance incentive plan.	For	For	Mgmt
Ratify the appointment independent auditors.	For	For	Mgmt
Shareholder proposal: Label genetically engineered products.	Against	Against	Shldr
Issuer: LTC Properties, Inc. Ticker: LTC CUSSIP: 502175-102 Meeting Date: 5/21/2013 Record Date: 4/8/2013
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment independent auditors.	For	For	Mgmt
Advisory vote to approve named executive officer compensation.	For	For	Mgmt
Issuer: Mack-Cali Realty Corporation Ticker: CLI CUSSIP: 554489-104 Meeting Date: 5/15/2013 Record Date: 4/3/2013
Election of Directors	For, all directors	For, all directors	Mgmt

Advisory vote approving the compensation of our named executive officers, as such compensation is described under the “compensation discussion and analysis” and “executive compensation” sections of the accompanying proxy statement.

	For	For	Mgmt
Ratify the appointment independent auditors.	For	For	Mgmt
Approval and adoption of Mack-Cali Realty Corporation 2013 incentive stock plan.	For	For	Mgmt
Issuer: Magellan Midstream Partners, L.P. Ticker: MMP CUSSIP: 44106M-102 Meeting Date: 4/15/2013 Record Date: 2/25/2013
Election of Directors	For, all directors	For, all directors	Mgmt
Advisory resolution to approve executive compensation.	For	For	Mgmt
Ratify the appointment independent auditors.	For	For	Mgmt
Issuer: Markwest Energy Partners LP Ticker: MWE CUSSIP: 570759 Meeting Date: 5/29/2013 Record Date: 4/03/2013
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment independent auditors.	For	For	Mgmt
Issuer: McDonald’s Corporation Ticker: MCD CUSSIP: 58135.101 Meeting Date: 5/23/2013 Record Date: 3/25/2013
Election of Directors	For, all directors	For, all directors	Mgmt
Advisory vote to approve executive compensation	For	For	Mgmt
Ratify the appointment independent auditors.	For	For	Mgmt
Advisory vote on a shareholder proposal requesting an annual report on executive compensation, if presented.	Against	Against	Shldr
Advisory vote on a shareholder proposal requesting an executive stock retention policy, if presented.	Against	Against	Shldr
Advisory vote on a shareholder proposal requesting a human rights report, if presented.	Against	Against	Shldr
Advisory vote on a shareholder proposal requesting a nutrition report, if presented.	Against	Against	Shldr
Issuer: Merck & Co., Inc. Ticker: MRK CUSSIP: 58933Y-105 Meeting Date: 5/28/2013 Record Date: 4/01/2013
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment independent auditors.	For	For	Mgmt
Advisory vote to approve executive compensation.	For	For	Mgmt
Shareholder proposal concerning shareholders’ right to act by written consent.	Against	Against	Shldr
Shareholder proposal concerning a report on charitable and political contributions.	Against	Against	Shldr
Shareholder proposal concerning a report on lobbying activities.	Against	Against	Shldr
Issuer: Microsoft Corporation Ticker: MSFT CUSSIP: 594918-104 Meeting Date: 11/28/2012 Record Date: 09/14/2012
Election of Directors	For, all directors	For, all directors	Mgmt
Advisory vote on named executive officer compensation.	For	For	Mgmt
Approval of employee stock purchase plan.	For	For	Mgmt
Ratify the appointment independent auditors.	For	For	Mgmt
Shareholder proposal-adopt cumulative voting.	Against	Against	Shldr
Issuer: Mondelez Intl, Inc Ticker: MDLZ CUSSIP: 609207-105 Meeting Date: 5/21/2013 Record Date: 3/15/2013
Election of Directors	For, all directors	For, all directors	Mgmt
Advisory vote to approve executive compensation	For	For	Mgmt
Ratify the appointment independent auditors.	For	For	Mgmt
Shareholder proposal: Report on extended producer responsibility.	Against	Against	Mgmt
Shareholder proposal: Sustainability report on gender equality in the company’s supply chain.	Against	Against	Mgmt
Issuer: Northeast Utilities Ticker: NU CUSSIP: 664397-106 Meeting Date: 10/31/2012 Record Date: 09/04/2012
Election of Directors	For, all directors	For, all directors	Mgmt

To consider and approve the following advisory (non-binding) proposal: Resolved, that the compensation paid to the company’s named executive officers, as disclosed pursuant to the compensation disclosure rules of the securities and exchange commission, including the compensation discussion and analysis, compensation tables and any related material is hereby approved.

	For	For	Mgmt
To re-approve the material terms of performance goals under the 2009 Northeast utilities incentive plan as required by section 162(M) of the internal revenue code.	For	For	Mgmt
Ratify the appointment independent auditors.	For	For	Mgmt
Issuer: Omega Healthcare Investors, Inc. Ticker: OHI CUSSIP: 681936-100 Meeting Date: 6/6/2013 Record Date: 4/17/2013
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment independent auditors.	For	For	Mgmt
Advisory vote to approve executive compensation.	For	For	Mgmt
Approval of 2013 stock incentive plan.	For	For	Mgmt
Issuer: Oneok, Inc. Ticker: OKE CUSSIP: 682680-103 Meeting Date: 5/22/2013 Record Date: 3/25/2013
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment independent auditors.	For	For	Mgmt
A proposal to approve the material terms of the performance goals for our equity compensation plan.	For	For	Mgmt
An Advisory vote to approve the company’s executive compensation.	For	For	Mgmt
A shareholder proposal regarding publication of a report on methane emissions.	Against	Against	Shldr
Issuer: Penn West Petroleum Ltd. Ticker: PWE CUSSIP: 707887-105 Meeting Date: 6/03/2013 Record Date: 5/01/2013
Ratify the appointment independent auditors.	For	For	Mgmt
Election of Directors	For, all directors	For, all directors	Mgmt
Advisory vote approving Penn West’s approach to executive compensation.	For	For	Mgmt
The approval of all unallocated options to acquire common shares under the stock option plan of Penn West until June 5, 2016.	For	For	Mgmt
The approval of an amendment to the amending provisions of the stock option plan of Penn West.	For	For	Mgmt
The approval of by-law No. 2 of Penn West relating to the advance notice of nominations of directors.	For	For	Mgmt
Issuer: Pepco Holdings, Inc. Ticker: POM CUSSIP: 713291-102 Meeting Date: 5/17/2013 Record Date: 3/20/2013
Election of Directors	For, all directors	For, all directors	Mgmt
A proposal to approve, on an advisory basis, the company’s executive compensation.	For	For	Mgmt
Ratify the appointment independent auditors.	For	For	Mgmt
Issuer: Pitney Bowes Inc. Ticker: PBI CUSSIP: 724479-100 Meeting Date: 5/13/2013 Record Date: 3/15/2013
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment independent auditors.	For	For	Mgmt
Advisory vote to approve executive compensation.	For	For	Mgmt
Approval of the 2013 stock plan.	For	For	Mgmt
Issuer: PPL Corporation Ticker: PPL CUSSIP: 69351T-106 Meeting Date: 5/15/2013 Record Date: 2/28/2013
Election of Directors	For, all directors	For, all directors	Mgmt
Approval of amendment to PPL Corporation’s articles of incorporation to implement majority vote standard in uncontested elections of directors.	For	For	Mgmt
Ratify the appointment independent auditors.	For	For	Mgmt
Advisory vote to approve named executive officer compensation.	For	For	Mgmt
Shareowner proposal: request for political spending report.	Against	Against	Shldr
Issuer: Progress Energy Ticker: PGN CUSSIP: 743263-105 Meeting Date: 8/8/2012 Record Date: 6/1/2012
Election of Directors	For, all directors	For, all directors	Mgmt
Advisory (nonbinding) vote to approve the company’s executive compensation	For	For	Mgmt
Ratify the appointment independent auditors.	For	For	Mgmt
Re-approve the material terms of performance goals under the company’s 2007 equity incentive plan as required by section 162(M) of the Internal Revenue Code.	For	For	Mgmt
Issuer: PVR Partners, L.P. Ticker: PVR CUSSIP: 693665.101 Meeting Date: 6/05/2013 Record Date: 4/09/2013
Election of Directors	For, all directors	For, all directors	Mgmt
To approve the advisory resolution approving executive compensation.	For	For	Mgmt
Ratify the appointment independent auditors.	For	For	Mgmt
Issuer: Royal Dutch Shell PLC Ticker: RDS/A CUSSIP: 780259-206 Meeting Date: 5/13/2013 Record Date: 4/11/2013
Adoption of annual report and accounts.	For	For
Approval of remuneration report.	For	For
Election of Directors	For, all directors	For, all directors
Ratify the appointment independent auditors.	For	For
Remuneration of auditors.	For	For
Authority to allot shares.	For	For
Disapplication of pre-emption rights.	For	For
Authority to purchase own shares.	For	For
Authority for certain donations and expenditure.	For	For
Issuer: Sabra Health Care Reit, Inc. Ticker: SBRA CUSSIP: 78573L-106 Meeting Date: 6/19/2013 Record Date: 4/22/2013
Election of Directors	For, all directors	For, all directors
Approval of amendments to the Sabra Health Care Reit, Inc. 2009 performance incentive plan.	For	For
Ratify the appointment of independent auditors.	For	For
Approval, on an advisory basis, of executive director compensation.	For	For
Issuer: Sanofi Ticker: SNY CUSSIP: 80105N-105 Meeting Date: 4/24/2013 Record Date: 3/25/2013
Approval of the individual company financial statements for the year ended December 31, 2012.	For	For
Approval of the consolidated financial statements for the year ended December 31, 2012.	For	For
Appropriation of profits, declaration of dividend.	For	For
Election of Directors	For, all directors	For, all directors
Authorization to the Board of Directors to carry out transactions in shares issued by the company.	For	For

Delegation to the board of directors of authority to decide the issuance, with preemptive rights maintained, of shares and/or securities giving access to the company’s capital and/or securities giving entitlement to the allotment of debt instruments.

	For	For

Possibility of issuing, without preemptive right, shares or securities giving access to the company’s capital as consideration for assets transferred to the company as a capital contribution in kind in the form of shares or securities giving access to the capital of another company.

	For	For
Delegation to the board of directors of authority to increase the number of shares to be issued in the event of a capital increase with or without preemptive rights.	For	For
Delegation to the board of directors of authority to decide to carry out increases in the share capital by incorporation of share premium, reserves, profits or other items.	For	For

Delegation to the board of directors of authority to decide the issuance of shares or securities giving access to the company’s capital reserved for members of savings plans, with waiver of preemptive right in their favor

	For	For

Delegation to the board of directors of authority to allot, without preemptive right, existing or new restricted shares in full or partial substitution for the discount to a capital increase reserved for salaried employees.

	For	For
Delegation to the board of directors of authority to grant, without preemptive right, options to subscribe for or purchase shares.	For	For
Authorization to the board of directors to reduce the share capital by cancellation of treasury shares.	For	For
Powers for formalities.	For	For
Issuer: Scana Corporation Ticker: SCG CUSSIP: 80589M-102 Meeting Date: 4/25/2013 Record Date: 3/5/2013
Election of Directors	For, all directors	For, all directors
Ratify the appointment independent auditors.	For	For
Shareholder proposal regarding repeal of the classification of the Board of Directors.	None	Abstain
Issuer: Senior Housing Properties Trust Ticker: SNH CUSSIP: 81721M-109 Meeting Date: 5/09/2013 Record Date: 2/19/2013
Election of Directors	For, all directors	For, all directors
To approve a nonbinding advisory resolution on our executive compensation.	For	For
Ratify the appointment of independent auditors.	For	For
Issuer: Silver Wheaton Corp. Ticker: SLW CUSSIP: 828336-107 Meeting Date: 5/21/2013 Record Date: 5/16/2013
Election of Directors	For, all directors	For, all directors
Ratify the appointment independent auditors.	For	For
A non-binding advisory resolution accepting the company’s approach to executive compensation.	For	For
Issuer: Sun Communities, Inc. Ticker: SUI CUSSIP:866674.104 Meeting Date: 7/23/2013 Record Date: 5/10/2013
Election of Directors	For, all directors	For, all directors
Ratify the appointment of independent auditors.	For	For
To approve, by non-binding vote, executive compensation.	For	For
Issuer: The Southern Company Ticker: SO CUSSIP: 842587-107 Meeting Date: 5/22/2013 Record Date: 3/25/2013
Election of Directors	For, all directors	For, all directors
Ratify the appointment independent auditors.	For	For
Advisory vote to approve named executive officers’ compensation.	For	For
Ratification of by-law amendment.	For	For
Amendment to company’s certificate of incorporation to reduce two-thirds supermajority requirements in article eleventh to a majority vote.	For	For
Amendment to company’s certificate of incorporation to reduce 75% supermajority requirements in article thirteenth to a two0thirds vote.	For	For
Issuer: Unilever PLC Ticker: UL CUSSIP: 904767-704 Meeting Date: 5/15/2013 Record Date: 3/25/2013
To receive the report and accounts for the year ended 31 December 2012.	For	For	Mgmt
To approve the Directors’ remuneration report for the year ended 31 December 2012.	For	For	Mgmt
Election of Directors	For, all directors	For, all directors	Mgmt
Ratify the appointment of independent auditors.	For	For	Mgmt
To authorize the Directors to fix the remuneration of the auditors.	For	For	Mgmt
To renew the authority to Directors to issue shares	For	For	Mgmt
To renew the authority to Directors to dis-apply pre-emption rights.	For	For	Mgmt
To renew the authority to the company to purchase its own shares.	For	For	Mgmt
To authorize political donations and expenditure.	For	For	Mgmt
To shorten the notice period for general meetings.	For	For	Mgmt
Issuer: Ventas Inc. Ticker: VTR CUSSIP: 92276F-100 Meeting Date: 5/16/2013 Record Date: 3/18/2013
Election of Directors	For, all directors	For, all directors
Ratify the appointment of independent auditors.	For	For
Advisory vote to approve executive compensation.	For	For
Stockholder proposal regarding equity retention policy.	Against	Against
Stockholder proposal regarding an independent chairman.	Against	Against
Stockholder proposal regarding acceleration of equity award vesting.	Against	Against
Stockholder proposal regarding tax gross-up payments.	Against	Against
Issuer: Verizon Communications Inc. Ticker: VZ CUSSIP: 92343V-104 Meeting Date: 5/02/2013 Record Date: 3/04/2013
Election of Directors	For, all directors	For, all directors
Ratify the appointment independent auditors.	For	For
Advisory vote to approve executive compensation.	For	For
Approval of long-term incentive plan.	For	For
Network Neutrality.	Against	Against
Lobbying activities.	Against	Against
Proxy access bylaws.	Against	Against
Severance approval policy.	Against	Against
Shareholder right to call a special meeting.	Against	Against
Shareholder right to act by written consent.	Against	Against
Issuer: Washington Real Estate Investment Trust Ticker: WRE CUSSIP: 939653-101 Meeting Date: 5/16/2013 Record Date: 3/15/2013
Election of Directors	For, all directors	For, all directors
Ratify the appointment independent auditors.	For	For
Advisory vote on compensation of named executive officers (say-on-pay.)	For	For

Pursuant to the requirements of the Investment Company Act of 1940, the registrant duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAVILCO INCORPORATED

By /s/ Louis A. Thompson

____

Louis A. Thompson

Chief Executive Officer/President

Date: July 8, 2013